Cash and Cash Equivalents - Schedule of Cash on Hand and Cash Held at Bank Balance And Short-Term Deposit (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Original currency [Member] | US$ [Member]
Schedule of Cash on Hand and Cash Held at Bank Balance And Short-Term Deposit [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	$ 11,351	$ 8,290
Original currency [Member] | RMB [Member]
Schedule of Cash on Hand and Cash Held at Bank Balance And Short-Term Deposit [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	107,405	80,717
Original currency [Member] | JPY [Member]
Schedule of Cash on Hand and Cash Held at Bank Balance And Short-Term Deposit [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	212,945	241,249
Original currency [Member] | HKD [Member]
Schedule of Cash on Hand and Cash Held at Bank Balance And Short-Term Deposit [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	4,450	2,611
US$ equivalent [Member]
Schedule of Cash on Hand and Cash Held at Bank Balance And Short-Term Deposit [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	30,057	23,371
US$ equivalent [Member] | US$ [Member]
Schedule of Cash on Hand and Cash Held at Bank Balance And Short-Term Deposit [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	11,351	8,290
US$ equivalent [Member] | RMB [Member]
Schedule of Cash on Hand and Cash Held at Bank Balance And Short-Term Deposit [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	14,941	11,396
US$ equivalent [Member] | JPY [Member]
Schedule of Cash on Hand and Cash Held at Bank Balance And Short-Term Deposit [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	1,369	1,710
US$ equivalent [Member] | HKD [Member]
Schedule of Cash on Hand and Cash Held at Bank Balance And Short-Term Deposit [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	573	334
US$ equivalent [Member] | Others [Member]
Schedule of Cash on Hand and Cash Held at Bank Balance And Short-Term Deposit [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	$ 1,823	$ 1,641